Lease Liabilities (Details) - Office and laboratory facilities at Zernikedreef, Leiden - m²		1 Months Ended	6 Months Ended
	Jul. 01, 2020	Dec. 31, 2020	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease			4,818
Lease term	10 years	11 years
Lease extension term		1 year
Lease, current extension period under option			5 years